Stock-based Compensation - Consolidated Stock-based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation	$ 52.9	$ 70.8	$ 66.0